Income Tax Status (Details) - The Lincoln Electric Company Employee Savings Plan	12 Months Ended
Dec. 31, 2025
Income Tax Status
Determination letter obtained	true
Determination letter date	Mar. 10, 2017
Tax qualification status	us-gaap:QualifiedPlanMember